15. Financiale leases (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Present value	R$ 1,584,802	R$ 1,940,074
Sale of Towers (Leaseback) [Member]
Disclosure of financial assets [line items]
Nominal amount	2,930,363
Present value	1,192,596	R$ 1,501,695
Sale of Towers (Leaseback) [Member] | January 2020 to December 2020 [Member]
Disclosure of financial assets [line items]
Nominal amount	187,720
Present value	32,734
Sale of Towers (Leaseback) [Member] | January 2021 To December 2024 [Member]
Disclosure of financial assets [line items]
Nominal amount	750,881
Present value	449,470
Sale of Towers (Leaseback) [Member] | January 2025 Onwards [Member]
Disclosure of financial assets [line items]
Nominal amount	1,991,762
Present value	R$ 710,392